DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)									1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022 USD ($) $ / shares	Oct. 12, 2021 USD ($) $ / shares	Oct. 12, 2021 USD ($) $ / shares M	Apr. 06, 2021 USD ($)	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($)	Jan. 12, 2021 USD ($) $ / shares shares	Jul. 31, 2020 item	Jul. 31, 2020 item	Mar. 31, 2021 USD ($) $ / shares shares	Apr. 12, 2022 USD ($) $ / shares	Oct. 12, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) M	Oct. 12, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item								1	1
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares										5,750,000
Purchase price, per unit | $ / shares		$ 0.10	$ 0.10				$ 10.00					$ 0.10		$ 10.00
Proceeds from Issuance of Private Placement										$ 2,000,000
Proceeds from Issuance or Sale of Equity							$ 50,000,000
Cash held outside the Trust Account					$ 7,500,000					392,903			$ 24,764
Payments for investment of cash in Trust Account					57,500,000	$ 500,000				57,500,000
Transaction Costs										5,131,593			4,844,093
Underwriting fees										1,150,000			1,150,000
Deferred Offering Costs Noncurrent							$ 1,750,000			2,012,500			1,725,000
Other offering costs										$ 1,969,093			$ 1,969,093
Shares subject to forfeiture | shares										0
Condition for future business combination use of proceeds percentage										80			80
Condition for future business combination threshold Percentage Ownership										50			50
Condition for future business combination threshold Net Tangible Assets										$ 5,000,001			$ 5,000,001
Redemption limit percentage without prior consent										20			20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%			100.00%
Months to complete acquisition | M			9										9
Redemption period upon closure			15 months										15 months
Maximum Allowed Dissolution Expenses											$ 1,000,000	$ 500,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 0.10	0.10	$ 0.10				$ 10.00				$ 0.10	$ 0.10
Proceeds from Issuance or Sale of Equity							$ 50,000,000
Cash held outside the Trust Account					7,500,000		7,500,000
Payments for investment of cash in Trust Account					$ 57,500,000	$ 500,000	57,500,000
Transaction Costs							375,000
Underwriting fees							150,000
Deferred Offering Costs Noncurrent							$ 225,000
Redemption period upon closure			15 months
Maximum Allowed Dissolution Expenses	$ 1,000,000		$ 1,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					5,750,000		5,000,000
Purchase price, per unit | $ / shares		$ 10.00	$ 10.00				$ 10.00			$ 10.00		$ 10.00
Proceeds from issuance initial public offering							$ 50,000,000
Initial Public Offering | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					5,750,000		5,000,000
Purchase price, per unit | $ / shares							$ 10.00
Proceeds from issuance initial public offering							$ 50,000,000
Initial Public Offering | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Maximum Allowed Dissolution Expenses			$ 500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					15,000		185,000
Purchase price, per unit | $ / shares					$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement					$ 7,650,000		$ 1,850,000
Private Placement | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					15,000		185,000
Purchase price, per unit | $ / shares					$ 10.00		$ 10.00
Proceeds from issuance initial public offering				$ 50,000,000
Proceeds from Issuance of Private Placement					$ 7,650,000		$ 1,850,000						$ 1,850,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					750,000
Purchase price, per unit | $ / shares					$ 10.00
Proceeds from issuance initial public offering					$ 1,725,000
Proceeds from Issuance of Private Placement					150,000
Proceeds from Issuance or Sale of Equity					$ 7,500,000
Shares subject to forfeiture | shares										187,500
Maximum Allowed Dissolution Expenses											$ 1,150,000	$ 575,000
Over-allotment option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares) | shares					750,000		750,000
Purchase price, per unit | $ / shares					$ 10.00
Proceeds from Issuance of Private Placement					$ 150,000		$ 1,850,000
Proceeds from Issuance or Sale of Equity					$ 7,500,000
Maximum Allowed Dissolution Expenses	$ 1,150,000	$ 575,000	$ 1,150,000